Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments on a Discounted and Undiscounted Basis - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Future Minimum Lease Payments On A Discounted and Undiscounted Basis [Abstract]
Discount rate	15.00%	15.00%
2023 (remaining three months)	$ 13,992	$ 13,326
2024	13,992
Thereafter
Total undiscounted minimum future payments	27,984	13,326
Imputed interest	(1,184)	326
Total operating lease payments	26,800	13,000
Short-term lease liabilities	26,800	13,000
Long-term lease liabilities			$ 13,000